Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Cash and Cash Equivalents

	June 30, 2019	December 31, 2018
	(in thousands)
	£	£
Cash and cash equivalents	65,174	76,972